Income Taxes - Summary of Balances of Deferred Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liabilities
Maintenance deposits	$ (23,891)	$ (29,863)
Prepaid dividend tax	0	(7,403)
Property and equipment	2,108	(2,896)
Other	(1,500)	(4,690)
Set off tax	1,093	1,455
Deferred tax liabilities	(22,190)	(43,397)
Deferred tax assets
Provision for return conditions	12,665	10,095
Air traffic liability	2,486	2,039
Other provisions	624	6,826
Tax Loss	20,913	1,710
Set off tax	(1,093)	(1,455)
Deferred tax assets	35,595	19,215
Total deferred taxes	13,405	(24,182)
Deferred tax liabilities
Maintenance deposits	(5,972)	0	$ 3,277
Prepaid dividend tax	(7,403)	(1,456)	(5,244)
Property and equipment	(5,004)	(4,500)	(2,136)
Other	(3,190)	(1)	641
Set off tax	362	414	(63)
Deferred tax liabilities	(21,207)	(5,543)	(3,525)
Deferred tax assets
Provision for return conditions	(2,570)	(2,959)	723
Air traffic liability	(447)	(247)	(511)
Other provisions	6,202	(2,139)	(271)
Tax Loss	(19,203)	2,585	3,054
Set off tax	(362)	(414)	63
Deferred tax assets	(16,380)	(3,174)	3,058
Origination and reversal of temporary differences	$ (37,587)	$ (8,717)	$ (467)